Inventories	12 Months Ended
Dec. 31, 2013
Inventories
Inventories

4.             Inventories

	December 31,	December 31,
	2012	2013
Raw materials	$1,299	$3,832
Work in progress	971	448
Finished goods	8,260	10,049
Inventories	$10,530	$14,329

For the year ended December 31, 2013, the Company charged $2,217 (2012- $3,140, 2011- $1,205) of excessive fixed production overhead to cost of sales as such costs were incurred.

For the years ended December 31, 2013, the cost of sales includes $1,399 (2012- $3,479, 2011 - $4,034) of inventory provision for products that are likely to be expired before being sold.